Description of Organization and Business Operations - Schedule of Assets and Liabilities were Assumed in Connection with Execution of Business Combination (Details) - FocusImpact [Member]	Jun. 06, 2025 USD ($)
Current assets:
Loan receivable	$ 2,000,000
Other current assets	71,556
Total current assets	2,071,556
Total assets acquired	2,071,556
Current liabilities:
Non-redemption agreement	1,240,000
Accrued expenses and other current liabilities	7,686,531
Notes payable	8,558,492
Warrant liabilities	210,668,000
Total current liabilities assumed	228,153,023
Total assets acquired and liabilities assumed	$ (226,081,467)